INTANGIBLE ASSETS INCLUDING GOODWILL - Business Combinations - Summary of Total Consideration (Details) - USD ($) $ in Millions		3 Months Ended
	Feb. 01, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible asset balances by major asset class
Goodwill		$ 823	$ 815	$ 732	$ 1,230	$ 1,162
Customer relationships
Intangible asset balances by major asset class
Net assets acquired		91
Patents/trademarks
Intangible asset balances by major asset class
Net assets acquired		16
Exa Transaction
Intangible asset balances by major asset class
Cash consideration	$ 107	107
Non-controlling interest	102	102
Total enterprise value		209
Cash acquired	59	59
Net liabilities assumed, excluding cash		(16)
Deferred tax liabilities arising from acquired intangibles	(32)	(32)
Intangible assets	107	107
Goodwill	91	91
Total purchase price allocation	$ 209	$ 209